N-2	Apr. 25, 2023
Cover [Abstract]
Entity Central Index Key	0001929777
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Pender Real Estate Credit Fund
General Description of Registrant [Abstract]
Effects of Leverage [Text Block]

Effects of Leverage

Assuming the use of leverage in the amount of 33.33% of the Fund’s total assets and an annual interest rate on leverage of 8.05% payable on such leverage based on estimated market interest rates as of April 24, 2023, the additional income that the Fund must earn (net of estimated expenses related to leverage) in order to cover such interest payments is 0.55%. The Fund’s actual cost of leverage will be based on market interest rates at the time the Fund undertakes a leveraging strategy, and such actual cost of leverage may be higher or lower than that assumed in the previous example.

The following table is designed to illustrate the effect of leverage on total return on Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 33.33% of the Fund’s assets after such issuance. See “PRINCIPAL RISK FACTORS—GENERAL RISKS—BORROWING, USE OF LEVERAGE.” The table does not reflect any offering costs of Shares or leverage.

Assumed Portfolio Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%

Corresponding Return to Shareholder	-16.12%	-9.40%	-2.68%	4.04%	10.76%

Total return is composed of two elements—the dividends on Shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As the table shows, leverage generally increases the return to Shareholders when portfolio return is positive or greater than the costs of leverage and decreases return when the portfolio return is negative or less than the costs of leverage.

Annual Interest Rate [Percent]	8.05%
Annual Coverage Return Rate [Percent]	0.55%
Effects of Leverage [Table Text Block]
Assumed Portfolio Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%

Corresponding Return to Shareholder	-16.12%	-9.40%	-2.68%	4.04%	10.76%

Return at Minus Ten [Percent]	(10.00%)
Return at Minus Five [Percent]	(5.00%)
Return at Zero [Percent]	0.00%
Return at Plus Five [Percent]	5.00%
Return at Plus Ten [Percent]	10.00%
Effects of Leverage, Purpose [Text Block]

The following table is designed to illustrate the effect of leverage on total return on Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 33.33% of the Fund’s assets after such issuance. See “PRINCIPAL RISK FACTORS—GENERAL RISKS—BORROWING, USE OF LEVERAGE.” The table does not reflect any offering costs of Shares or leverage.

Corresponding Return to Shareholder One [Member]
General Description of Registrant [Abstract]
Annual Coverage Return Rate [Percent]	(16.12%)
Corresponding Return to Shareholder Two [Member]
General Description of Registrant [Abstract]
Annual Coverage Return Rate [Percent]	(9.40%)
Corresponding Return to Shareholder Three [Member]
General Description of Registrant [Abstract]
Annual Coverage Return Rate [Percent]	(2.68%)
Corresponding Return to Shareholder Four [Member]
General Description of Registrant [Abstract]
Annual Coverage Return Rate [Percent]	4.04%
Corresponding Return to Shareholder Five [Member]
General Description of Registrant [Abstract]
Annual Coverage Return Rate [Percent]	10.76%